Net defined benefits liability_Fair value of plan assets (Details) - KRW (₩) ₩ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value of plan assets [Abstract]
Return on plan assets, net defined benefit liability (asset)	₩ 7,538	₩ 7,280
Estimate of contributions expected to be paid to plan	₩ 125,818